13 Impairment testing (Details 1) - Midatech pharma (wales) limited [member] - Cash-generating units [member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfImpairmentTestingLineItems [Line Items]
Pre-tax discount rate		18.40%	17.70%
Cumulative probability of success of projects		81.00%	81.00%